Warrants to purchase common shares (Tables)	12 Months Ended
Dec. 31, 2012
Warrants To Purchase Common Shares Tables
Summary of outstanding warrants to purchase common shares
The following is a summary of outstanding warrants to purchase common shares:

				Exercise
		Exercise	# of	proceeds
		price	warrants	received

Outstanding as at January 1, 2009 and 2010			-	$-
Issued on February, 2011 private placement (i)		$0.60	3,345,920	-
Exercised in 2011			(700,000)	420,000
Outstanding as at December 31, 2011			2,645,920	420,000
Exercised in 2012			(464,558)	278,760
Expired on February 16, 2012			(2,181,362)	-
			-	698,760
Issued on March and May, 2012 private placement financings (ii)		$ US 1.20	4,502,821
Outstanding as at December 31, 2012			4,502,821

These warrants expire in 2014 as follows:	March 7, 2014		2,096,175
	March 19, 2014		415,000
	March 30, 2014		605,913
	May 4, 2014		1,385,733
			4,502,821